RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2013
Receivables and Prepaid Expenses [Abstract]
Receivables and Prepaid Expenses [Text Block]
NOTE 3:-	RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2013	2012

Government authorities	$46	$10
Prepaid expenses	18	66
Other current assets	51	7

	$115	$83